Note 10 - Goodwill (Tables)	12 Months Ended
Jan. 31, 2016
Disclosure Text Block Supplement [Abstract]
Condensed Cash Flow Statement [Table Text Block]
	January 31, 2016	January 31, 2015
Balance at beginning of period	147,440	111,179
Adjustment to purchase price allocation of KSD	-	714
Acquisition of Computer Management	-	1,338
Acquisition of Customs Info	-	26,135
Acquisition of Airclic	810	11,670
Acquisition of e-customs	-	4,581
Acquisition of Pentant	-	1,059
Acquisition of MK Data	51,108	-
Acquisition of BearWare	4,958	-
Acquisition of Oz	17,637	-
Adjustments on account of foreign exchange	(4,467)	(9,236)
Balance at end of period	217,486	147,440